Consolidated Statements of Changes in Stockholders' Deficit (Parenthetical) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 24, 2021
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 2.30
Series A Preferred Stock [Member]
Preferred stock dividend percentage	8.00%	8.00%	8.00%	8.00%
Preferred stock, par value		$ 0.0001